Business Combination and Goodwill	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Combination and Goodwill
7	BUSINESS COMBINATION AND GOODWILL
The movement of goodwill is set out as below:

	2018	2019	2020
Balance as of January 1,	—	40,218	40,218
Addition during the year	40,218	—	—

Balance as of December 31,	40,218	40,218	40,218

The Group did not incur impairment loss
on
goodwill for the years ended December 31, 2018, 2019 and 2020.
Beijing Hengyue Acquisition
On July 13, 2018, the Group acquired all of the equity interests in Beijing Hengyue and its subsidiaries from a third party. Pursuant to the share purchase agreement, the purchase prices included (1) initial cash consideration of RMB39,375, which has been paid upon closing date of the acquisition; and (2) contingent consideration up to RMB39,375, which is payable subject to achievements of certain specified financial performance conditions for 2018 and 2019.
In determining the fair value of the contingent consideration, the Group considered the expected adjusted net income for 2018 and 2019 and their associated probabilities, resulting in expected payments of contingent consideration and the present value of which was recognized as acquisition-date fair value of the contingent consideration of RMB37,121. The contingent consideration is remeasured to fair value at each reporting date with changes of fair value being recognized in earnings.

As of December 31, 2019 and 2020, contingent consideration payables were recorded as follows based on the payment schedule in the share purchase agreement.

	As of December 31,
	2019	2020
Current accrued expense and other payables	19,309	18,862

Contingent consideration payables	19,309	18,862

Beijing Hengyue is incorporated under the PRC law and is principally engaged in the provision of full spectrum private fundamental education and complementary education services in Ordos, Inner Mongolia, China.
The transaction was accounted for under the acquisition method of accounting in accordance with ASC Topic 805,
Business Combinations
. The results of Beijing Hengyue’s operations have been included in the Company’s consolidated financial statements since the acquisition date. The revenue and net income of Beijing Hengyue from the acquisition date to December 31, 2018 is RMB11,986 and RMB2,042, respectively.
The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		76,496

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		17,776
Property and equipment		166
Intangible assets	(i)	52,047
Other assets		326
Accounts payable		(1,355)
Contract liabilities	(ii)	(6,341)
Deferred tax liabilities		(13,496)
Deferred revenue from governments	(ii)	(6,100)
Other liabilities		(6,745)

Total identifiable net assets at fair values		36,278

Goodwill	(iii)	40,218

Notes:
(i):
Intangible assets acquired mainly included the government cooperative agreements with relevant local government of RMB52,000 with an estimated useful life of 17 years. Such cooperative agreement would enable the Group get government subsidies for their publicly-sponsored students over the beneficial periods of 17 years.

(ii):	The fair value of the contract liabilities and deferred revenue from governments were estimated based on the costs of fulfilling the obligations plus a normal profit margin under income approach.
(iii):
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets acquired and liabilities assumed in the acquisition. Goodwill is assigned to the formal education services reporting unit. Goodwill primarily represents the expected synergies from combining operations of Beijing Hengyue with those of the Group and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC350, goodwill is not amortized but is tested for impairment.

Unaudited Pro Forma Financial Information
The unaudited pro forma consolidated revenue and net loss for the year ended December 31, 2018 is RMB268,922 and
RMB
169,433
as if the acquisition had been consummated on January 1, 2018 and after giving effect to acquisition accounting adjustments. These pro forma results have been prepared for illustrative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results.